Employee Benefit Plans (Accumulated Benefit Obligation (ABO)) (Details) - Defined benefit pension plans - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Plans with Accumulated Benefit Obligation ("ABO") in Excess of Plan Assets
ABO for the defined benefit pension plans	$ 2,687	$ 2,527
ABO	2,665	2,504
Fair value of plan assets	2,557	2,264
Funded Status	$ (108)	$ (240)